Note 6. Renewable Energy Systems Held for Development and Sale (Tables)	12 Months Ended
Dec. 31, 2014
Renewable Energy System Held for Development and Sale [Abstract]
Solar Energy Systems Held for Development and Sale [Table Text Block]
Renewable energy systems held for development and sale consist of the following:

	As of December 31,
	2014	2013
In millions
Renewable energy systems under development	$164.2	$419.7
Renewable energy systems held for sale	87.3	40.4
Total renewable energy systems held for development and sale	$251.5	$460.1